DERIVATIVE FINANCIAL INSTRUMENTS	6 Months Ended
Jun. 30, 2019
DERIVATIVE FINANCIAL INSTRUMENTS
DERIVATIVE FINANCIAL INSTRUMENTS

NOTE 13 — DERIVATIVE FINANCIAL INSTRUMENTS

	30 June 2019	31 December 2018
	US$’000	US$’000
FINANCIAL ASSETS:
Current
Derivative financial instruments — commodity contracts	4,123	24,315
Non-current
Derivative financial instruments — commodity contracts	2,033	8,003
Total financial assets	6,156	32,318

FINANCIAL LIABILITIES:
Current
Derivative financial instruments — commodity contracts	389	225
Derivative financial instruments — interest rate swaps	1,829	211
Non-current
Derivative financial instruments — commodity contracts	912	651
Derivative financial instruments — interest rate swaps	4,376	1,927
Total financial liabilities	7,506	3,014

The Company incurred a loss of $23.1 million related to its commodity derivative financial instruments during the six months ended 30 June 2019, consisting of a $26.6 million unrealised loss resulting from the change in fair value of the commodity derivative financial instruments, offset by a $3.6 million realised gain from the settlement of commodity derivative contracts. The commodity derivative activity has been recognised in the condensed consolidated statement of profit or loss and other comprehensive loss within loss on commodity derivative financial instruments, net.

Realised gains on the Company interest rate swap of $41.6 thousand and unrealised losses of $4.1 million for the six months ended 30 June 2019, respectively, were recognized in the condensed consolidated statement of profit or loss and other comprehensive loss within loss on interest rate derivative financial instruments.

In March 2018, the Company entered into short-term foreign currency derivative instruments to lock in the exchange rate for A$284 million.  The instruments were designed to protect the funds generated in its equity raise from currency fluctuations during the period between launch of the equity raise and receipt of funds.  The Company realized a gain of $6.8 million on the foreign currency derivative instruments during the six months ended 30 June 2018, which was recognized in the condensed consolidated statement of profit or loss and other comprehensive loss within gain on foreign currency derivative financial instruments.  There were no foreign currency derivative contracts outstanding at 30 June 2019 and 2018.